Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

May 31, 2020

EXF-QTLY-0720
1.802195.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.5%
Media - 7.5%
Comcast Corp. Class A	839,732	$33,253
Discovery Communications, Inc. Class A (a)(b)	462,502	10,059
Interpublic Group of Companies, Inc.	917,500	15,698
Liberty Global PLC Class A (a)	116,100	2,466
Liberty Media Corp. Liberty SiriusXM Series A (a)	102,400	3,738
Nexstar Broadcasting Group, Inc. Class A	16,500	1,375
Omnicom Group, Inc.	342,600	18,771
ViacomCBS, Inc. Class B	597,700	12,396
		97,756
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 2.2%
BorgWarner, Inc.	478,300	15,377
Lear Corp.	124,000	13,150
		28,527
Automobiles - 1.8%
General Motors Co.	721,800	18,680
Harley-Davidson, Inc. (b)	226,200	4,827
		23,507
Distributors - 1.8%
LKQ Corp. (a)	866,600	23,797
Diversified Consumer Services - 1.1%
H&R Block, Inc.	855,600	14,545
Household Durables - 2.7%
Lennar Corp. Class A	190,700	11,530
Mohawk Industries, Inc. (a)	14,700	1,370
Whirlpool Corp.	185,400	22,585
		35,485
Internet & Direct Marketing Retail - 0.8%
The Booking Holdings, Inc. (a)	6,000	9,837
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	75,700	7,409
Specialty Retail - 0.5%
AutoNation, Inc. (a)	152,767	6,031
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (b)	326,500	3,219
PVH Corp.	306,858	13,953
Tapestry, Inc.	1,117,000	15,191
		32,363

TOTAL CONSUMER DISCRETIONARY		181,501

CONSUMER STAPLES - 7.8%
Food Products - 1.7%
The Kraft Heinz Co.	728,300	22,191
Household Products - 1.7%
Energizer Holdings, Inc.	204,700	8,982
Spectrum Brands Holdings, Inc.	269,456	12,751
		21,733
Tobacco - 4.4%
Altria Group, Inc.	1,477,000	57,677

TOTAL CONSUMER STAPLES		101,601

ENERGY - 10.8%
Energy Equipment & Services - 1.0%
Halliburton Co.	676,600	7,950
Schlumberger Ltd.	233,900	4,320
		12,270
Oil, Gas & Consumable Fuels - 9.8%
Chevron Corp.	144,300	13,232
Equinor ASA sponsored ADR (b)	1,093,500	15,954
Exxon Mobil Corp.	1,563,600	71,097
Phillips 66 Co.	218,300	17,084
Valero Energy Corp.	151,500	10,096
		127,463

TOTAL ENERGY		139,733

FINANCIALS - 25.2%
Banks - 17.6%
Bank of America Corp.	2,161,000	52,123
Citigroup, Inc.	217,600	10,425
Comerica, Inc.	118,200	4,297
Fifth Third Bancorp	596,300	11,562
JPMorgan Chase & Co.	428,500	41,697
M&T Bank Corp.	161,300	17,043
PNC Financial Services Group, Inc.	226,300	25,807
U.S. Bancorp	597,700	21,254
Wells Fargo & Co.	1,665,800	44,094
		228,302
Capital Markets - 0.6%
Raymond James Financial, Inc.	108,800	7,538
Consumer Finance - 3.0%
American Express Co.	28,000	2,662
Discover Financial Services	537,800	25,551
Synchrony Financial	502,900	10,244
		38,457
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	230,630	42,800
Insurance - 0.7%
American International Group, Inc.	270,500	8,131
The Travelers Companies, Inc.	13,800	1,476
		9,607

TOTAL FINANCIALS		326,704

HEALTH CARE - 9.4%
Biotechnology - 0.1%
AbbVie, Inc.	14,900	1,381
Health Care Equipment & Supplies - 0.1%
Envista Holdings Corp. (a)	72,100	1,524
Health Care Providers & Services - 8.3%
Anthem, Inc.	83,100	24,441
Cigna Corp.	180,114	35,540
CVS Health Corp.	306,000	20,064
UnitedHealth Group, Inc.	92,230	28,116
		108,161
Pharmaceuticals - 0.9%
Bayer AG	161,500	11,040

TOTAL HEALTH CARE		122,106

INDUSTRIALS - 15.2%
Aerospace & Defense - 0.4%
The Boeing Co.	39,400	5,746
Air Freight & Logistics - 1.5%
FedEx Corp.	65,200	8,513
United Parcel Service, Inc. Class B	109,600	10,928
		19,441
Industrial Conglomerates - 5.6%
General Electric Co.	11,060,800	72,673
Machinery - 5.3%
Allison Transmission Holdings, Inc.	205,400	7,748
Caterpillar, Inc.	42,700	5,130
Cummins, Inc.	112,900	19,148
PACCAR, Inc.	317,600	23,458
Snap-On, Inc. (b)	101,900	13,215
		68,699
Professional Services - 1.0%
Nielsen Holdings PLC	626,300	8,699
Robert Half International, Inc.	87,300	4,430
		13,129
Road & Rail - 0.3%
Ryder System, Inc.	113,400	3,885
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc. (a)	456,600	14,479

TOTAL INDUSTRIALS		198,052

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 1.3%
Cisco Systems, Inc.	364,600	17,435
IT Services - 2.3%
Amdocs Ltd.	151,500	9,432
Cognizant Technology Solutions Corp. Class A	304,400	16,133
DXC Technology Co.	291,300	4,139
		29,704
Software - 1.0%
SS&C Technologies Holdings, Inc.	226,700	13,125
Technology Hardware, Storage & Peripherals - 1.6%
HP, Inc.	1,332,400	20,173

TOTAL INFORMATION TECHNOLOGY		80,437

MATERIALS - 3.0%
Chemicals - 3.0%
DuPont de Nemours, Inc.	238,600	12,104
LyondellBasell Industries NV Class A	264,200	16,845
Valvoline, Inc.	298,300	5,474
W.R. Grace & Co.	85,400	4,458
		38,881
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
National Retail Properties, Inc.	102,400	3,214
Realty Income Corp.	48,700	2,694
Simon Property Group, Inc.	43,500	2,510
		8,418
TOTAL COMMON STOCKS
(Cost $1,423,769)		1,295,189

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.11% (c)	489,145	489
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	22,610,376	22,613
TOTAL MONEY MARKET FUNDS
(Cost $23,102)		23,102
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,446,871)		1,318,291
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(19,579)
NET ASSETS - 100%		$1,298,712

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$15
Fidelity Securities Lending Cash Central Fund	142
Total	$157

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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